Organization and Principal Business Activity and Summary of Significant Accounting Policies - Depreciation and Amortization (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Estimated useful lives of depreciable assets
Depreciation and amortization expense	$ 0.7	$ 0.7	$ 1.8	$ 2.5	$ 3.1	$ 5.6	$ 7.1
Leasehold Improvements | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					5 years
Leasehold Improvements | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					10 years
Machinery and Equipment | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					3 years
Machinery and Equipment | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					7 years
Furniture and Fixtures | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					5 years
Furniture and Fixtures | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					7 years
Capitalized Software | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					1 year
Capitalized Software | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					3 years
Equipment Under Capital Leases
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					5 years
Computer Equipment | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					2 years
Computer Equipment | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)					5 years